PROMISSORY NOTES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Debt Disclosure [Abstract]
Schedule of Promissory Notes
	January 31, 2017 $	April 30, 2016 $

First promissory notes	-	5,678,107
Second promissory notes	-	4,780,814
Third promissory notes	13,666,801	-

Total promissory notes	13,666,801	10,458,921

	April 30, 2016 $	April 30, 2015 $

Promissory notes	5,678,107	5,543,991

Total promissory notes	5,678,107	5,543,991

Schedule of Payments To Repay Principal Balance
2017 $	2018 $	2019 $	2020 $	2021 $	Total $
-	14,063,657	-	-	-	14,063,657

2017 $	2018 $	2019 $	2020 $	2021 $	Total $
5,787,280	-	-	-	-	5,787,280